NET FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Disclosure of detailed information about finance income expenses [Text Block]
	Year ended	Year ended
	December 31, 2018	December 31, 2017
Interest income	$582	$1,081
Accretion expense on decommissioning and restoration liability	(657)	(562)
Interest expense	(34,628)	(30,419)
Amortization of deferred financing costs	(4,216)	(20,790)
Other finance costs	(1,645)	(1,529)
	$(40,564)	$(52,219)